COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS & CONTINGENCIES (Note 7)
Future minimum rental payments under non-cancellable operating leases
Year	Amount
2021	$62
2022	$108
2023	$112
2024	$115
2025	$118
Thereafter	$50
Total	$565
Less: Interest	$146
Present value of lease liability	$419

Year	Amount
2021	$91
2022	108
2023	112
2024	115
2025	119
Thereafter	50
Total	595
Less: Interest	147
Present value of lease liability	$448